Deferred Drydocking Costs, net (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024	Dec. 31, 2023
Deferred Drydocking Costs, net [Abstract]
Beginning balance	$ 731	$ 340	$ 697
Additions	1,213	903
Amortization / write-off	(535)	(512)	(357)
Ending balance	$ 1,409	$ 731	$ 340